SUPPLEMENT

                  DATED AS OF MAY 1, 2003 TO PROSPECTUS DATED
                                  MAY 1, 2003

                      TT ACTIVE INTERNATIONAL MUTUAL FUND


Each Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Funds are not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.

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                                   SUPPLEMENT

                  DATED AS OF MAY 1, 2003 TO PROSPECTUS DATED
                                  MAY 1, 2003

                             TT EUROPE MUTUAL FUND


Each Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Funds are not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.